Taxation - Current and deferred portion of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 5,027		¥ 2,281	¥ 19,231
Deferred income tax (benefit)/expense	1,845	$ 290	46,915	(17,263)
Income tax expense	¥ 6,872	$ 1,078	¥ 49,196	¥ 1,968